Restructuring Costs - Additional Information (Detail) - Predecessor Company [Member] - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Accrued severance liability			$ 0.1
Employee Severance [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Severance expenses	$ 0.9	$ 1.2
Stock Compensation Expense [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Increase in noncash stock compensation expenses	$ 0.3	$ 0.3